Inventories, Net (Details) - Schedule of Inventories - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Inventories [Abstract]
Raw materials	$ 320,722	$ 243,222
Finished goods	553,682	446,866
Provision for inventory	(79,549)	(158,834)
Total inventories, net	$ 794,855	$ 531,254